Risks and Financial Instruments - Summary of foreign exchange hedging instruments designated as fair value hedge (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Notional amount – US$ | $			$ 90,000	$ 90,000
Result of hedging instruments - gain/(loss) - R$	R$ (10,088)	R$ 6,528
Fair value adjustment of debt - R$	11,756	3,250
Financial expense in the statements of profit or loss - R$	R$ 5,914	R$ 8,968
Average effective cost - DI %	99.90%	99.90%
Ipiranga [member]
Disclosure of detailed information about hedges [line items]
Notional amount – US$ | $			188,621	65,523
Result of hedging instruments - gain/(loss) - R$	R$ (129,670)	R$ (87,448)
Fair value adjustment of inventories – R$	(4,352)	18,468
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount – US$ | $			175,000	235,000
Result of hedging instruments - gain/(loss) - R$	21,812	574,378
Fair value adjustment of debt - R$	47,064	(13,131)
Financial expense in the statements of profit or loss - R$	R$ 105,059	R$ 597,735
Average effective cost - DI %	104.90%	104.10%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount – US$ | $			$ 2,226,054	$ 806,054
Result of hedging instruments - gain/(loss) - R$	R$ (17,922)	R$ 67,446
Fair value adjustment of debt - R$	166,374	(18,446)
Financial expense in the statements of profit or loss - R$	R$ 245,710	R$ 99,555
Average effective cost - DI %	102.00%	95.80%